Annual Total Returns [BarChart] - 1290 Retirement 2045 Fund - Class I Shares	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(5.04%)
Annual Return 2019	22.53%
Annual Return 2020	7.79%